Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [Line Items]
Revenues	$ 6,348	$ 5,984
Reportable segments adjusted EBITDA	2,295	2,106
Corporate costs	(325)	(131)
Fair value adjustments (see note 5)	8	10
Depreciation	(177)	(184)
Other operating gains, net	34	736
Operating profit	1,242	1,929
Net interest expense	(196)	(195)
Other finance income	8	30
Share of post-tax earnings (losses) in equity method investments	6,240	(544)
Tax expense	(1,607)	(71)
Earnings from continuing operations	5,687	1,149
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	2,712	2,535
Reportable segments adjusted EBITDA	1,091	1,001
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	1,449	1,367
Reportable segments adjusted EBITDA	502	460
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	906	836
Reportable segments adjusted EBITDA	373	330
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	674	628
Reportable segments adjusted EBITDA	103	73
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	609	620
Reportable segments adjusted EBITDA	226	242
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(2)	(2)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(474)	(485)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (119)	$ (123)